SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted cash (Details) - USD ($)	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 732,602	$ 692,734	$ 795,044	$ 819,269
Funds held in an escrow bank account
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 732,602	$ 692,734